Intangible assets, net - Schedule of Weighted Average Amortization Periods of Intangible Assets (Detail)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization periods of intangible assets		11 years 29 days	3 years 11 months 19 days
Content Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization periods of intangible assets	[1]		2 years 9 months 11 days
Land use right [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization periods of intangible assets		30 years	30 years
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization periods of intangible assets		7 years	7 years
Non-compete agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization periods of intangible assets		4 years	4 years
Technology (including right-to-use) [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization periods of intangible assets		8 years	8 years
Acquired computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization periods of intangible assets		5 years	5 years
Internal use software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization periods of intangible assets		5 years	5 years
Online game licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization periods of intangible assets		3 years	3 years
Domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization periods of intangible assets	[1]		5 years

[1]	Copyrights related to content and domain name are related to the discontinued operation.